Stock Option and Incentive Plan - Summary of Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Options, Outstanding, Beginning Balance	17,654
Number of Options, Granted	2,821
Number of Option, Exercised	(7,243)
Number of Options, Forfeited	(1,094)
Number of Options, Outstanding, Ending Balance	12,138
Number of Options, Exercisable	5,045
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 29.27
Weighted Average Exercise Price, Granted	$ 35.02
Weighted Average Exercise Price, Exercised	$ 29.47
Weighted Average Exercise Price, Forfeited	$ 30.44
Weighted Average Exercise Price, Outstanding, Ending Balance	$ 30.38
Weighted Average Exercise Price, Outstanding, Exercisable	$ 29.53